Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2013	32,679,642	(552,313)
Balance at Dec. 31, 2013	$ 326,796	$ (2,234,173)	$ 387,317,471	$ 87,233,820	$ (49,471)	$ 472,594,443
Stock Issued During Period, Shares, New Issues	11,374,753
Issuances of common shares	$ 113,747		112,188,931			112,302,678
Issuance of restricted shares and related stock based compensation (in shares)	230,713
Issuance of restricted shares and related stock based compensation	$ 2,307		355,660			357,967
Stock repurchase (in shares)		(843,022)
Stock repurchase		$ (5,307,091)				(5,307,091)
Comprehensive income (loss) for the year				12,685,826	(243,549)	12,442,277
Balance (in shares) at Dec. 31, 2014	44,285,108	(1,395,335)
Balance at Dec. 31, 2014	$ 442,850	$ (7,541,264)	499,862,062	99,919,646	(293,020)	592,390,274
Stock repurchase (in shares)		(2,372,097)
Stock repurchase		$ (12,945,608)				(12,945,608)
Comprehensive income (loss) for the year				2,566,678	(100,268)	2,466,410
Balance (in shares) at Dec. 31, 2015	44,285,108	(3,767,432)
Balance at Dec. 31, 2015	$ 442,850	$ (20,486,872)	501,002,146	102,486,324	(393,288)	583,051,160
Stock based compensation			1,140,084			1,140,084
Stock repurchase (in shares)		(657,113)
Stock repurchase		$ (2,036,656)				(2,036,656)
Comprehensive income (loss) for the year				(7,798,300)	418,723	(7,379,577)
Balance (in shares) at Dec. 31, 2016	44,285,108	(4,424,545)
Balance at Dec. 31, 2016	$ 442,850	$ (22,523,528)	501,342,523	94,688,024	25,435	573,975,304
Stock based compensation			$ 340,377			$ 340,377